Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Trade and other payables [abstract]
Trade payables	¥ 308,450	¥ 319,955
Other payables	167,091	227,566
Total	¥ 475,541	¥ 547,521